Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
Research and development	$ 8,116,842	$ 643,552	$ 426,366
General and administrative	4,855,827	872,342	526,497
Total operating expenses	12,972,669	1,515,894	952,863
Loss from operations	(12,972,669)	(1,515,894)	(952,863)
Interest expense	(349,759)
Net loss and comprehensive loss	$ (13,322,428)	$ (1,515,894)	$ (952,863)
Net loss per common share:
Net loss per share, basic and diluted	$ (62.19)	$ (7.82)	$ (4.92)
Shares used to compute net loss per common share:
Shares used in computing net loss per share, basic and diluted	214,228	193,850	193,850